Schedule of Investments (unaudited)	iShares® MSCI Global Multifactor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 3.1%
Aurizon Holdings Ltd.	45,880	$116,969
BHP Group PLC	44,505	1,175,447
BlueScope Steel Ltd.	10,434	163,043
Evolution Mining Ltd.	39,590	107,484
Fortescue Metals Group Ltd.	35,964	374,746
Medibank Pvt Ltd.	70,652	177,558
REA Group Ltd.	1,332	161,663
Rio Tinto Ltd.	7,548	517,134
Rio Tinto PLC	24,050	1,499,553
Washington H Soul Pattinson & Co. Ltd.	3,495	86,070
		4,379,667
Belgium — 0.2%
Etablissements Franz Colruyt NV	1,659	81,453
Proximus SADP	4,571	86,079
Sofina SA	370	163,727
		331,259
Brazil — 0.2%
BB Seguridade Participacoes SA	19,536	76,465
Telefonica Brasil SA	11,055	89,164
TIM SA	29,617	58,879
		224,508
Canada — 3.4%
Atco Ltd., Class I, NVS	1,733	58,812
B2Gold Corp.	25,974	107,246
Canadian Apartment Properties REIT	2,485	121,339
Canadian Tire Corp. Ltd., Class A, NVS	1,115	158,367
CCL Industries Inc., Class B, NVS	3,108	169,890
CGI Inc.(a)	5,032	449,530
Constellation Software Inc.	444	780,297
Empire Co. Ltd., Class A, NVS	4,366	130,528
George Weston Ltd.	1,411	152,455
iA Financial Corp. Inc.	2,220	131,324
IGM Financial Inc.	1,998	79,332
Kinross Gold Corp.	25,900	155,701
Loblaw Companies Ltd.	3,108	233,753
Lundin Mining Corp.	16,132	140,386
Magna International Inc.	6,290	511,647
Thomson Reuters Corp.	1,924	231,437
Toromont Industries Ltd.	1,924	171,179
West Fraser Timber Co. Ltd.	1,702	136,273
Wheaton Precious Metals Corp.	9,176	370,421
WSP Global Inc.	2,442	331,059
Yamana Gold Inc.	24,942	97,946
		4,718,922
Chile — 0.0%
Colbun SA	278,194	19,185

China — 8.6%
360 DigiTech Inc.(a)(b)	2,828	57,720
51job Inc., ADR(a)	1,110	66,112
Anhui Conch Cement Co. Ltd., Class A	7,400	43,840
Anhui Conch Cement Co. Ltd., Class H	37,000	182,962
Anhui Gujing Distillery Co. Ltd., Class B	7,401	95,422
Apeloa Pharmaceutical Co. Ltd., Class A	13,250	71,826
Autohome Inc., ADR	1,850	72,798
AviChina Industry & Technology Co. Ltd., Class H	74,000	47,082
Bank of China Ltd., Class H	1,702,000	602,340
Bank of Communications Co. Ltd., Class H	148,000	88,043
Security	Shares	Value

China (continued)
Baoshan Iron & Steel Co. Ltd., Class A	22,200	$24,677
Beijing Yanjing Brewery Co. Ltd., Class A	37,000	38,340
BOC Aviation Ltd.(c)	7,400	64,756
Bosideng International Holdings Ltd.	148,000	114,678
BYD Electronic International Co. Ltd.	18,000	53,435
C&S Paper Co. Ltd., Class A	7,400	19,664
China CITIC Bank Corp. Ltd., Class H	222,000	97,380
China Conch Venture Holdings Ltd.	37,000	179,796
China Construction Bank Corp., Class H	2,072,000	1,410,163
China East Education Holdings Ltd.(c)	37,000	35,103
China Feihe Ltd.(c)	74,000	122,862
China Hongqiao Group Ltd.	74,000	82,218
China Longyuan Power Group Corp. Ltd., Class H	74,000	173,089
China National Building Material Co. Ltd., Class H	74,000	92,744
China Petroleum & Chemical Corp., Class H	592,000	288,442
China Railway Group Ltd., Class A	22,200	18,184
China Railway Group Ltd., Class H	148,000	72,297
China Renewable Energy Investment Ltd.(a)(d)	659	—
China Resources Cement Holdings Ltd.	58,000	48,772
China Resources Gas Group Ltd.	22,000	118,193
China Resources Pharmaceutical Group Ltd.(c)	74,000	35,597
China Shenhua Energy Co. Ltd., Class A	3,300	10,260
China Shenhua Energy Co. Ltd., Class H	74,000	159,122
China Traditional Chinese Medicine Holdings Co. Ltd.	148,000	70,381
Chongqing Brewery Co. Ltd., Class A(a)	700	16,400
CITIC Ltd.	148,000	148,266
COSCO SHIPPING Holdings Co. Ltd., Class H(a)(b)	95,000	147,146
COSCO SHIPPING Ports Ltd.	148,000	123,193
Country Garden Services Holdings Co. Ltd.	30,000	230,954
CSPC Pharmaceutical Group Ltd.	170,000	177,395
Dali Foods Group Co. Ltd.(c)	185,000	102,956
Daqo New Energy Corp., ADR(a)	1,406	109,373
ENN Energy Holdings Ltd.	22,200	382,472
Far East Horizon Ltd.	74,000	70,666
Fosun International Ltd.	111,000	130,050
Fujian Sunner Development Co. Ltd., Class A	7,400	25,946
GF Securities Co. Ltd., Class H	44,400	75,308
Great Wall Motor Co. Ltd., Class H	74,000	332,966
Guangdong Investment Ltd.	76,000	95,560
Hopson Development Holdings Ltd.	22,770	61,788
Industrial & Commercial Bank of China Ltd., Class H	1,184,000	649,024
Jiangxi Copper Co. Ltd., Class H	74,000	129,228
JOYY Inc., ADR	1,554	78,306
Kingboard Holdings Ltd.	21,000	91,514
Kingboard Laminates Holdings Ltd.	37,000	58,002
Kingsoft Corp. Ltd.	29,600	126,304
Kunlun Energy Co. Ltd.	148,000	134,795
KWG Group Holdings Ltd.	37,000	32,253
Lee & Man Paper Manufacturing Ltd.	76,000	57,122
Lenovo Group Ltd.	148,000	160,723
Li Ning Co. Ltd.	38,000	419,332
Logan Group Co. Ltd.	74,000	74,126
Nine Dragons Paper Holdings Ltd.	74,000	93,055
Noah Holdings Ltd., ADR(a)(b)	1,702	72,352
PICC Property & Casualty Co. Ltd., Class H	192,000	178,742
Postal Savings Bank of China Co. Ltd., Class H(c)	222,000	161,348
Shaanxi Coal Industry Co. Ltd., Class A	29,600	57,931
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	7,400	35,943
Shanghai M&G Stationery Inc., Class A	800	7,919
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	37,000	67,718

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Multifactor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shenergy Co. Ltd., Class A	66,600	$64,394
Shenzhen International Holdings Ltd.	37,000	44,545
Shenzhou International Group Holdings Ltd.	22,200	478,281
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	7,400	18,564
Sinopharm Group Co. Ltd., Class H	29,600	70,286
Sinotruk Hong Kong Ltd.	37,000	51,070
Sun Art Retail Group Ltd.	74,000	43,383
Vipshop Holdings Ltd., ADR(a)	11,618	129,657
Want Want China Holdings Ltd.	222,000	172,171
Weichai Power Co. Ltd., Class H	74,000	132,458
Weifu High-Technology Group Co. Ltd., Class A	7,400	22,419
Wharf Holdings Ltd. (The)	33,000	114,733
Xinyi Solar Holdings Ltd.	148,000	307,434
Yanzhou Coal Mining Co. Ltd., Class A	22,200	78,679
Yum China Holdings Inc.	10,064	574,453
Zhejiang Semir Garment Co. Ltd., Class A	29,600	34,712
Zhuzhou CRRC Times Electric Co. Ltd.(a)	14,800	70,722
Zhuzhou Kibing Group Co. Ltd., Class A	14,800	36,682
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	59,200	42,641
		12,061,758
Denmark — 0.4%
AP Moller - Maersk A/S, Class A	74	203,179
Pandora A/S	2,072	289,946
Rockwool International A/S, Class B	222	101,524
		594,649
Finland — 0.1%
Orion OYJ, Class B	2,960	128,179

France — 1.3%
Arkema SA	1,406	192,332
Atos SE	2,161	112,745
BioMerieux	962	122,529
Cie. Generale des Etablissements Michelin SCA	3,922	616,607
Ipsen SA	962	99,561
La Francaise des Jeux SAEM(c)	2,253	116,988
Orange SA	36,566	398,750
SEB SA	680	106,549
		1,766,061
Germany — 1.0%
Brenntag SE	3,330	316,810
Evonik Industries AG	3,922	127,076
GEA Group AG	3,552	174,940
HelloFresh SE(a)	3,700	299,844
LANXESS AG	1,776	119,671
Scout24 SE(c)	2,220	154,614
Volkswagen AG	666	216,515
Zalando SE(a)(c)	199	18,802
		1,428,272
Greece — 0.1%
FF Group(a)(d)	165	2
Hellenic Telecommunications Organization SA	4,071	72,276
		72,278
Hong Kong — 1.0%
Chow Tai Fook Jewellery Group Ltd.	74,000	150,930
CK Asset Holdings Ltd.	49,500	305,764
CK Hutchison Holdings Ltd.	51,000	341,926
Hang Lung Properties Ltd.	25,000	58,021
Henderson Land Development Co. Ltd.	15,000	62,808
Security	Shares	Value

Hong Kong (continued)
Swire Properties Ltd.	44,400	$119,035
WH Group Ltd.(c)	333,000	233,438
Xinyi Glass Holdings Ltd.	32,000	90,174
Yuexiu Property Co. Ltd.	83,800	73,634
		1,435,730
Hungary — 0.1%
Richter Gedeon Nyrt	3,626	101,578

India — 3.5%
ACC Ltd.	2,072	64,698
Adani Ports & Special Economic Zone Ltd.	9,895	91,785
Adani Total Gas Ltd.	5,867	112,782
Apollo Hospitals Enterprise Ltd.	2,590	147,743
Aurobindo Pharma Ltd.	7,104	65,496
Balkrishna Industries Ltd.	3,552	117,008
Bharat Electronics Ltd.	43,808	121,231
Cipla Ltd.	10,508	127,204
Colgate-Palmolive India Ltd.	2,886	59,534
Container Corp. of India Ltd.	6,142	53,866
Dr. Reddy's Laboratories Ltd.	2,738	170,312
GAIL India Ltd.	51,899	103,269
HCL Technologies Ltd.	24,420	373,923
HDFC Asset Management Co. Ltd.(c)	1,281	45,375
Hero MotoCorp Ltd.	3,108	110,495
Indus Towers Ltd.	20,054	72,898
Infosys Ltd.	74,518	1,667,624
Ipca Laboratories Ltd.	2,146	61,528
Jubilant Foodworks Ltd.	2,705	133,691
Larsen & Toubro Infotech Ltd.(c)	1,628	145,646
Lupin Ltd.	6,364	78,670
Marico Ltd.	17,390	132,227
NTPC Ltd.	113,886	202,196
Petronet LNG Ltd.	26,640	81,781
REC Ltd.	26,862	53,463
Tech Mahindra Ltd.	13,468	266,587
Wipro Ltd.	27,306	236,458
		4,897,490
Ireland — 1.0%
Horizon Therapeutics PLC(a)	4,588	550,147
Seagate Technology Holdings PLC	4,662	415,245
STERIS PLC	1,776	415,122
		1,380,514
Italy — 0.1%
DiaSorin SpA	592	133,830
Telecom Italia SpA/Milano	171,088	61,035
		194,865
Japan — 5.3%
Acom Co. Ltd.	14,800	49,360
AGC Inc.	5,400	268,896
Azbil Corp.	2,400	102,319
Brother Industries Ltd.	7,400	143,071
Daito Trust Construction Co. Ltd.	1,200	148,781
Fujitsu Ltd.	3,900	674,036
Iida Group Holdings Co. Ltd.	7,400	182,443
Isuzu Motors Ltd.	14,800	199,101
Kajima Corp.	7,400	91,114
Kyowa Kirin Co. Ltd.	7,400	243,372
Lixil Corp.	7,400	190,105
Medipal Holdings Corp.	7,800	141,119

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Multifactor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mitsui Chemicals Inc.	7,400	$220,030
Nabtesco Corp.	2,900	94,115
NEC Corp.	5,900	302,092
Nippon Telegraph & Telephone Corp.	29,600	829,360
Nippon Yusen KK	3,700	266,612
Nitto Denko Corp.	3,100	242,234
Obayashi Corp.	22,200	187,418
Oji Holdings Corp.	29,600	146,719
Otsuka Holdings Co. Ltd.	8,500	336,169
Ricoh Co. Ltd.	14,800	144,120
Seiko Epson Corp.	7,400	131,765
Sekisui Chemical Co. Ltd.	7,400	121,573
Sekisui House Ltd.	14,800	307,704
Shizuoka Bank Ltd. (The)	22,200	178,763
Stanley Electric Co. Ltd.	7,400	186,518
Sumitomo Electric Industries Ltd.	14,800	196,438
Tohoku Electric Power Co. Inc.	14,800	96,024
Tokyo Gas Co. Ltd.	7,400	128,412
Toppan Inc.	7,400	119,452
Tosoh Corp.	7,400	124,624
TOTO Ltd.	2,900	140,112
Toyo Suisan Kaisha Ltd.	1,900	81,869
USS Co. Ltd.	7,400	119,275
Yamada Holdings Co. Ltd.	22,200	84,833
Yamaha Motor Co. Ltd.	7,400	206,266
		7,426,214
Kuwait — 0.1%
Mobile Telecommunications Co. KSCP	65,712	130,139

Malaysia — 0.1%
Sime Darby Bhd	96,200	52,735
Telekom Malaysia Bhd	29,600	41,376
		94,111
Mexico — 0.0%
Megacable Holdings SAB de CV, CPO	14,800	43,606

Netherlands — 3.7%
ASM International NV	1,091	493,770
Koninklijke Ahold Delhaize NV	23,384	760,739
Koninklijke KPN NV	64,181	191,768
Koninklijke Philips NV	12,432	586,482
Koninklijke Vopak NV	1,815	72,233
NN Group NV	6,068	324,376
NXP Semiconductors NV	5,613	1,127,427
Randstad NV	2,524	181,343
Stellantis NV	43,316	864,780
Wolters Kluwer NV	6,142	643,180
		5,246,098
Norway — 0.3%
Norsk Hydro ASA	27,567	202,492
Yara International ASA	3,256	170,168
		372,660
Philippines — 0.1%
Globe Telecom Inc.	1,055	62,702
PLDT Inc.	2,495	81,503
		144,205
Poland — 0.0%
Polskie Gornictwo Naftowe i Gazownictwo SA	44,794	67,541
Security	Shares	Value

Qatar — 0.1%
Barwa Real Estate Co.	43,195	$37,265
Ooredoo QPSC	33,098	62,594
Qatar Electricity & Water Co. QSC	13,706	63,031
		162,890
Russia — 0.0%
Inter RAO UES PJSC	999,000	67,725

Saudi Arabia — 0.9%
Abdullah Al Othaim Markets Co.	2,442	75,391
Advanced Petrochemical Co.	4,292	85,291
Bupa Arabia for Cooperative Insurance Co.	2,072	79,877
Etihad Etisalat Co.	11,396	91,906
Jarir Marketing Co.	1,850	100,024
Mouwasat Medical Services Co.	1,332	63,850
National Petrochemical Co.	6,438	82,558
SABIC Agri-Nutrients Co.	4,440	194,817
Saudi Cement Co.	3,182	50,221
Saudi Telecom Co.	12,876	402,229
		1,226,164
Singapore — 0.1%
Singapore Exchange Ltd.	15,800	113,392

South Africa — 0.5%
African Rainbow Minerals Ltd.	3,330	44,462
Aspen Pharmacare Holdings Ltd.	8,394	133,672
Gold Fields Ltd.	18,278	169,843
Harmony Gold Mining Co. Ltd.	14,134	50,728
Impala Platinum Holdings Ltd.	9,284	120,157
Kumba Iron Ore Ltd.	1,554	47,289
Mr. Price Group Ltd.	7,104	92,996
Tiger Brands Ltd.	4,575	57,707
		716,854
South Korea — 1.6%
Coway Co. Ltd.	1,628	110,386
E-MART Inc.	592	85,220
Hankook Tire & Technology Co. Ltd.	2,664	94,389
Kia Corp.	5,920	431,996
KT&G Corp.	2,664	185,038
Kumho Petrochemical Co. Ltd.	444	65,329
LG Electronics Inc.	2,220	229,668
LG Innotek Co. Ltd.	370	66,510
Pan Ocean Co. Ltd.	8,066	41,737
POSCO	1,628	412,912
S-1 Corp.	814	58,035
Samsung Electro-Mechanics Co. Ltd.	1,332	181,401
SK Telecom Co. Ltd.(a)	814	215,536
		2,178,157
Sweden — 0.5%
Boliden AB	5,624	198,270
Husqvarna AB, Class B	8,584	122,330
ICA Gruppen AB	2,220	114,774
Industrivarden AB, Class A	2,590	85,439
Kinnevik AB, Class B(a)	4,958	194,606
		715,419
Switzerland — 0.7%
Kuehne + Nagel International AG, Registered	1,258	396,208
Logitech International SA, Registered	3,552	297,135
Swatch Group AG (The), Bearer	814	224,049
		917,392

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Multifactor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan — 2.6%
Asustek Computer Inc.	15,000	$190,707
AU Optronics Corp.	222,000	152,564
Compal Electronics Inc.	148,000	130,249
Hon Hai Precision Industry Co. Ltd.	296,000	1,142,660
Innolux Corp.	222,000	133,540
Inventec Corp.	148,000	141,548
Lite-On Technology Corp.	74,000	163,302
Novatek Microelectronics Corp.	13,000	194,986
Pegatron Corp.	42,000	102,818
Phison Electronics Corp.	4,000	56,401
Pou Chen Corp.	148,000	181,510
Quanta Computer Inc.	74,000	207,903
Synnex Technology International Corp.	78,000	151,129
United Microelectronics Corp.	296,000	614,488
Wistron Corp.	74,000	77,770
		3,641,575
Thailand — 0.0%
Thai Union Group PCL, NVS	53,700	33,823

United Arab Emirates — 0.1%
Abu Dhabi National Oil Co. for Distribution PJSC	75,184	87,605
Aldar Properties PJSC	95,207	104,756
		192,361
United Kingdom — 0.9%
BT Group PLC(a)	188,404	357,935
Direct Line Insurance Group PLC	26,714	106,773
Evraz PLC	10,970	93,179
Hikma Pharmaceuticals PLC	3,774	124,398
J Sainsbury PLC	39,368	161,246
Kingfisher PLC	40,404	185,438
Pearson PLC	16,502	135,789
Persimmon PLC	2,473	92,140
		1,256,898
United States — 57.6%
A O Smith Corp.	2,812	205,473
ABIOMED Inc.(a)	962	319,422
Advance Auto Parts Inc.	1,406	317,081
Agilent Technologies Inc.	6,660	1,048,883
Akamai Technologies Inc.(a)	3,487	367,739
Allstate Corp. (The)	6,489	802,495
Ally Financial Inc.	7,992	381,538
Amazon.com Inc.(a)	74	249,560
AMERCO	222	163,612
Anthem Inc.	5,258	2,287,913
Apple Inc.	14,282	2,139,444
Applied Materials Inc.	19,980	2,730,267
Archer-Daniels-Midland Co.	11,618	746,340
Arrow Electronics Inc.(a)	1,480	171,310
Autoliv Inc.	1,924	186,339
Bath & Body Works Inc.	5,254	362,999
Bentley Systems Inc., Class B(b)	3,774	223,232
Best Buy Co. Inc.	4,958	606,066
Biogen Inc.(a)	3,330	888,044
Bio-Rad Laboratories Inc., Class A(a)	518	411,644
Bio-Techne Corp.	888	465,001
BorgWarner Inc.	4,884	220,122
Boston Beer Co. Inc. (The), Class A, NVS(a)	222	109,331
Brown & Brown Inc.	4,561	287,845
Bunge Ltd.	2,812	260,504
Security	Shares	Value

United States (continued)
Cadence Design Systems Inc.(a)	6,068	$1,050,431
Carrier Global Corp.	18,615	972,261
Celanese Corp.	2,368	382,456
Cerner Corp.	6,364	472,782
CH Robinson Worldwide Inc.	2,738	265,559
Cincinnati Financial Corp.	3,256	395,409
Cisco Systems Inc.	14,143	791,584
Citrix Systems Inc.	2,664	252,361
Cognex Corp.	3,774	330,565
Cognizant Technology Solutions Corp., Class A	11,484	896,785
Cooper Companies Inc. (The)	1,036	431,929
Corning Inc.	3,998	142,209
Corteva Inc.	16,206	699,289
Cummins Inc.	3,108	745,423
DaVita Inc.(a)	1,554	160,435
Discovery Inc., Class A(a)(b)	2,886	67,648
Discovery Inc., Class C, NVS(a)	7,030	158,597
Dover Corp.	3,108	525,501
DR Horton Inc.	7,474	667,204
Eastman Chemical Co.	2,886	300,231
eBay Inc.	14,697	1,127,554
Electronic Arts Inc.	6,364	892,551
EPAM Systems Inc.(a)	1,332	896,756
Erie Indemnity Co., Class A, NVS	833	171,440
Expeditors International of Washington Inc.	3,700	456,062
F5 Networks Inc.(a)	1,309	276,395
Fastenal Co.	12,210	696,947
FedEx Corp.	5,406	1,273,275
Fidelity National Financial Inc.	5,935	284,346
Fortune Brands Home & Security Inc.	2,886	292,640
Franklin Resources Inc.	5,846	184,090
Garmin Ltd.	3,138	450,617
Generac Holdings Inc.(a)	1,480	737,869
General Motors Co.(a)	27,972	1,522,516
Globe Life Inc.	2,590	230,562
Hartford Financial Services Group Inc. (The)	7,770	566,666
HCA Healthcare Inc.	3,046	762,901
Henry Schein Inc.(a)	3,108	237,296
Hewlett Packard Enterprise Co.	26,862	393,528
Hologic Inc.(a)	5,476	401,446
Hormel Foods Corp.	6,734	284,983
HP Inc.	26,102	791,674
Humana Inc.	2,812	1,302,406
Huntington Ingalls Industries Inc.	814	165,022
IDEX Corp.	1,702	378,814
Intel Corp.	58,866	2,884,434
International Paper Co.	7,844	389,611
Invesco Ltd.	8,362	212,478
IPG Photonics Corp.(a)	888	141,201
Jack Henry & Associates Inc.	1,480	246,390
Jazz Pharmaceuticals PLC(a)	1,406	187,054
JB Hunt Transport Services Inc.	1,702	335,617
JM Smucker Co. (The)	2,442	300,024
Johnson Controls International PLC.	16,245	1,191,896
Juniper Networks Inc.	8,031	237,075
Kansas City Southern	1,998	619,879
Keysight Technologies Inc.(a)	4,070	732,681
Knight-Swift Transportation Holdings Inc.	3,404	192,973
Kroger Co. (The)	15,728	629,434
Laboratory Corp. of America Holdings(a)	2,072	594,705

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Multifactor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Lear Corp.	1,184	$203,470
Lennox International Inc.	597	178,670
LKQ Corp.(a)	6,216	342,377
MarketAxess Holdings Inc.	814	332,657
Masco Corp.	5,180	339,549
Mettler-Toledo International Inc.(a)	518	767,096
Micron Technology Inc.	24,346	1,682,309
Microsoft Corp.	4,144	1,374,233
Mohawk Industries Inc.(a)	1,332	236,044
Molina Healthcare Inc.(a)	1,211	358,117
Monolithic Power Systems Inc.	1,110	583,261
Monster Beverage Corp.(a)	8,436	717,060
NetApp Inc.	4,514	403,100
Newell Brands Inc.	7,706	176,390
News Corp., Class A, NVS	8,140	186,406
Nordson Corp.	1,184	300,985
NRG Energy Inc.	5,476	218,438
Nucor Corp.	6,660	743,589
NVR Inc.(a)	74	362,215
Old Dominion Freight Line Inc.	2,072	707,277
ON Semiconductor Corp.(a)	8,658	416,190
Owens Corning	2,294	214,282
Packaging Corp. of America	2,072	284,631
Pentair PLC	3,478	257,268
Pool Corp.	888	457,462
Progressive Corp. (The)	12,391	1,175,658
Public Storage	562	186,685
PulteGroup Inc.	5,698	273,960
Qorvo Inc.(a)	2,516	423,267
Quest Diagnostics Inc.	2,738	401,884
Raymond James Financial Inc.	3,825	377,107
Regions Financial Corp.	19,092	452,099
ResMed Inc.	3,108	817,124
Robert Half International Inc.	2,738	309,586
Rollins Inc.	5,132	180,800
SEI Investments Co.	2,590	163,274
Skyworks Solutions Inc.	3,774	630,749
Snap-on Inc.	1,036	210,546
State Street Corp.	7,770	765,733
Steel Dynamics Inc.	4,588	303,175
Sylvamo Corp.(a)	664	18,698
Synopsys Inc.(a)	3,256	1,084,834
T Rowe Price Group Inc.	4,787	1,038,204
Target Corp.	10,878	2,824,146
TE Connectivity Ltd.	6,882	1,004,772
Teradyne Inc.	3,700	511,488
Texas Instruments Inc.	7,188	1,347,606
Textron Inc.	5,180	382,543
Tractor Supply Co.	2,516	546,400
Tradeweb Markets Inc., Class A	2,368	210,989
Tyson Foods Inc., Class A	6,142	491,176
United Rentals Inc.(a)	1,628	617,191
Universal Health Services Inc., Class B	1,702	211,218
Security	Shares	Value

United States (continued)
Waters Corp.(a)	1,406	$516,775
West Pharmaceutical Services Inc.	1,702	731,656
Western Union Co. (The)	9,176	167,187
Whirlpool Corp.	1,332	280,826
WW Grainger Inc.	1,036	479,782
Zebra Technologies Corp., Class A(a)	1,184	632,197
		80,947,082
Total Common Stocks — 99.3%
(Cost: $120,508,311)		139,429,221

Preferred Stocks

Germany — 0.3%
Fuchs Petrolub SE, Preference Shares, NVS	1,943	93,079
Porsche Automobil Holding SE, Preference Shares, NVS	3,404	354,276
		447,355
Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	163,392	62,117

Russia — 0.1%
Surgutneftegas PJSC, Preference Shares, NVS	149,100	81,230

Total Preferred Stocks — 0.4%
(Cost: $535,849)		590,702

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(e)(f)(g)	467,945	468,179
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	130,000	130,000
		598,179
Total Short-Term Investments — 0.4%
(Cost: $598,096)		598,179

Total Investments in Securities — 100.1%
(Cost: $121,642,256)		140,618,102

Other Assets, Less Liabilities — (0.1)%		(115,700)

Net Assets — 100.0%		$140,502,402

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Multifactor ETF
October 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$742,096	$—		$(273,917	)(a)	$(5)	$5	$468,179	467,945	$9,074	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	80,000	50,000	(a)	—		—	—	130,000	130,000	2		—
						$(5)	$5	$598,179		$9,076		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	1	12/17/21	$117	$1,862
S&P 500 E-Mini Index	1	12/17/21	230	1,537
				$3,399

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Multifactor ETF
October 31, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$91,441,006	$47,988,213	$2	$139,429,221
Preferred Stocks	174,309	416,393	—	590,702
Money Market Funds	598,179	—	—	598,179
	$92,213,494	$48,404,606	$2	$140,618,102
Derivative financial instruments(a)
Assets
Futures Contracts	$3,399	$—	$—	$3,399

(a)     Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust